UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Dorfman Value Fund
August 31, 2008 (Unaudited)
Schedule of Investments

			Shares	Value
COMMON STOCKS - 87.79%
Aerospace & Defense - 1.98%
Ceradyne, Inc. (a)			2,700	$121,662
Ladish, Inc. (a)			5,300	141,298
				262,960
Auto Components - 3.40%
Autoliv, Inc.			9,483	364,052
NGK Spark Plug Co.			8,000	89,171
				453,223
Capital Markets - 2.46%
Goldman Sachs Group, Inc.			2,000	327,940

Chemicals - 1.12%
OM Group, Inc. (a)			4,000	148,400

Commercial Banks - 8.97%
Banco Latinoamericano de Exportaciones S.A.			23,968	433,821
Credicorp Ltd.			3,928	276,256
Cullen Frost Bankers, Inc.			8,706	484,750
				1,194,827
Computers & Peripherals - 4.90%
Lexmark International Inc. (a)			9,040	325,169
Palm Inc.			38,509	327,711
				652,880
Electric Utilities - 3.34%
Westar Energy, Inc.			19,643	444,914

Electronic Equipment & Instruments - 2.68%
AU Optronics Corp. - ADR			29,889	356,878

Food Products - 3.52%
Cal-Maine Foods, Inc.			3,500	138,215
Seaboard Corp.			255	330,735
				468,950
Health Care Equipment & Supplies - 1.94%
Kinetic Concepts, Inc. (a)			7,342	258,145

Insurance - 9.05%
Arch Capital Group Ltd. (a)			5,770	402,515
Berkshire Hathaway Inc. - Class A (a)			3	349,800
Berkshire Hathaway Inc. - Class B (a)			26	101,452
Mercury General Corp.			6,906	351,792
				1,205,559
IT Services - 1.07%
Perot Systems Corp. (a)			8,000	142,400

Machinery - 4.74%
FreightCar America Inc.			9,270	342,712
Oshkosh Truck Corp.			9,200	141,864
Twin Disc, Inc.			8,000	146,960
				631,536
Media - 0.84%
Gannett Co, Inc.			6,300	112,077

Metals & Mining - 6.19%
Commercial Metals Co.			15,800	411,274
Schnitzer Steel Industries Inc.			5,850	400,198
United States Steel Corp.			100	13,307
				824,779
Oil, Gas & Consumable Fuels - 14.90%
Apache Corp.			4,100	468,958
Devon Energy Corp.			4,800	489,840
Overseas Shipholding Group Inc.			2,300	165,002
St. Mary Land & Exploration Co.			7,535	318,128
Tsakos Energy Navigation Ltd.			15,600	542,880
				1,984,808
Pharmaceuticals - 11.33%
AstraZeneca PLC - ADR			12,200	594,140
King Pharmaceuticals, Inc. (a)			33,170	379,465
Pfizer, Inc.			28,000	535,080
				1,508,685
Semiconductor & Semiconductor Equipment - 2.63%
Novellus Systems Inc. (a)			15,455	350,365

Textiles, Apparel & Luxury Goods - 2.67%
Columbia Sportswear Co.			8,805	355,634

Utilities - 0.06%
Gdf Suez - ADR (a)			143	8,222

TOTAL COMMON STOCKS (Cost $12,258,879)				11,693,182

SHORT TERM INVESTMENTS - 13.68%
Societe Generale SA - ADR Commercial Paper
0.000% Coupon, 1.947% Effective Yield, 9/2/2008 (c)			801,000	800,958
Aim Liquid Assets
2.539% (b)			1,000,000	1,000,000
Aim Stic Prime Portfolio Money Market
2.362% (b)			20,878	20,878

TOTAL SHORT TERM INVESTMENTS (Cost $1,821,836)				1,821,836

Total Investments (Cost $14,080,715) - 101.47%				13,515,018
Liabilities in Excess of Other Assets - (1.47)%				(195,931)
TOTAL NET ASSETS - 100.00%				$13,319,087

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate
(c)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.

The cost basis of investments for federal income tax purposes at August 31, 2008
	was as follows*:

	Cost of investments			$14,080,715
	Gross unrealized appreciation			453,142
	Gross unrealized depreciation			(1,018,839)
	Net unrealized depreciation			$(565,697)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
	30, 2008.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$13,515,018	$12,714,060	$800,958	$0
Total	$13,515,018	$12,714,060	$800,958	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

By        /s/ John Buckel
  John Buckel, Treasurer

Date                      October 28, 2008